United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Cover Page

Report for Quarter Ended: June 30, 2006

Institutional Investment Manager Filing this report:
  White Pine Investment Company
							17199 Laurel Park Drive, N.
							Suite # 209
							Livonia, Michigan  48152

Person Signing this Report on Behalf of Reporting Manager:
Name:		David J.Sculati
Title:		Vice President
Phone:		734-464-2532
Signature,			Place,			Date of Signing:
David J. Sculati		Livonia, Michigan	July 6,2006

Report Type:		{X}   13F Holding Report
			{ }   13F Notice
			{ }   13F Combination Report




United States
Securities and Exchange Commission
Washington D.C. 20549

Form 13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total		52

Form 13F Information Table Value Total:		$111,614,720.00
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Master List of Securities
As of 06/30/2006

                                     	Class	         Current                SH/	PUT/	INVSTMT	OTHER	   VOTING AUTHORITY
Description                          	Title	Symbol   X 1000	  Shares	PRN	CALL	DSCRETN	MANAGERS  SOLE	SHARED	NONE

Berkshire Hathaway Cl B              	COM	BRKB      14908	   4899		0	0	SOLE	0	  4899	    0	0
Marathon Oil Corporation             	COM	MRO        7346	   88192	0	0	SOLE	0	 88192	    0 	0
Partnerre Ltd                        	COM	PRE        4511	   70435	0	0	SOLE	0	 70435	    0	0
Citigroup                            	COM	C          3967	   82237	0	0	SOLE	0	 82237	    0	0
Pfizer Incorporated                  	COM	PFE        3931	   167501	0	0	SOLE	0	 167501	    0	0
A T & T Inc. New                     	COM	T          3768	   135114	0	0	SOLE	0	 135114	    0	0
Southwest Airlines Co                	COM	LUV        3712	   226777	0	0	SOLE	0	 226777	    0	0
General Motors Corp                  	COM	GM         3656	   122725	0	0	SOLE	0	 122725	    0	0
Washington Mutual Inc                	COM	WM         3531	    77468	0	0	SOLE	0	  77468	    0	0
Verizon Communications               	COM	VZ         2960	    88393	0	0	SOLE	0	  88393	    0	0
Transocean, Inc.                     	COM	RIG        2761	    34380	0	0	SOLE	0	  34380	    0	0
Potash Corp Sask Inc                 	COM	POT        2732	    31780	0	0	SOLE	0	  31780	    0	0
Ford Motor Company                   	COM	F          2728	   393623.206	0	0	SOLE	0	 393623.206 0	0
Intl Business Machines Corp.         	COM	IBM        2658	    34606	0	0	SOLE	0	  34606	    0	0
Home Depot Inc                       	COM	HD         2603	    72740	0	0	SOLE	0	  72740	    0	0
Unumprovident Corp                   	COM	UNM        2577	   142115	0	0	SOLE	0	 142115	    0	0
U S G Corporation New                	COM	USG        2531	    34705	0	0	SOLE	0	  34705	    0	0
Bp P.L.C.                            	COM	BP         2491	    35784	0	0	SOLE	0	  35784	    0	0
Auto Data Processing                 	COM	ADP        2471	    54488	0	0	SOLE	0	  54488	    0	0
Microsoft Corp                       	COM	MSFT       2399	   102950	0	0	SOLE	0	 102950	    0	0
Waste Management Inc Del             	COM	WMI        2268	    63200	0	0	SOLE	0	  63200	    0	0
J P Morgan Chase & Co.               	COM	JPM        2091	    49781	0	0	SOLE	0	  49781	    0	0
Morgan Stanley                       	COM	MS         2063	    32631	0	0	SOLE	0	  32631	    0	0
Jones Apparel Group                  	COM	JNY        1984	    62400	0	0	SOLE	0	  62400	    0	0
Merck & Co Inc                       	COM	MRK        1946	    53407	0	0	SOLE	0	  53407	    0	0
Electronic Data Sys Corp             	COM	EDS        1842	    76541	0	0	SOLE	0	  76541	    0	0
Hewlett-Packard Company              	COM	HPQ        1828	    57705	0	0	SOLE	0	  57705	    0	0
Reynolds & Reynolds Cl A             	COM	REY        1827	    59562	0	0	SOLE	0	  59562	    0	0
Unisys Corp                          	COM	UIS        1706	   271627	0	0	SOLE	0	 271627	    0	0
Amern Pwr Conversion Cp              	COM	APCC       1597	    81950	0	0	SOLE	0	  81950	    0	0
Templeton Dragon Fund                	COM	TDF        1411     68393	0	0	SOLE	0	  68393	    0	0
Crescent Real Est Eq Co              	COM	CEI        1272	    68509	0	0	SOLE	0	  68509	    0	0
Handleman Company                    	COM	HDL        1161	   142400	0	0	SOLE	0	 142400	    0	0
General Electric Company             	COM	GE         1109	    33632	0	0	SOLE	0	  33632	    0	0
Intel Corp                           	COM	INTC        948	    49893	0	0	SOLE	0	  49893	    0	0
Johnson & Johnson                    	COM	JNJ         794	    13252	0	0	SOLE	0	  13252	    0	0
Quantum Cp Dlt & Storag              	COM	DSS         729	   278250	0	0	SOLE	0	 278250	    0	0
Comerica Incorporated                	COM	CMA         707	    13594	0	0	SOLE	0	  13594	    0	0
Exxon Mobil Corporation              	COM	XOM         662	    10783	0	0	SOLE	0	  10783	    0	0
Apache Corp                          	COM	APA         628	     9208	0	0	SOLE	0	   9208	    0	0
Liz Claiborne, Inc.                  	COM	LIZ         591	    15950	0	0	SOLE	0	  15950	    0	0
Wyeth                                	COM	WYE         568	    12798	0	0	SOLE	0	  12798	    0	0
Omnicom Group Inc                    	COM	OMC         543	     6100	0	0	SOLE	0	   6100	    0	0
Johnson Controls Inc                 	COM	JCI         506	     6150	0	0	SOLE	0	   6150	    0	0
Anadarko Petroleum Corp              	COM	APC         506	    10600	0	0	SOLE	0	  10600	    0	0
Utstarcom Inc                        	COM	UTSI        504	    64700	0	0	SOLE	0	  64700	    0	0
Altria Group, Inc.                   	COM	MO          468	     6375	0	0	SOLE	0	   6375	    0	0
Comcast Corp Class A                 	COM	CMCSA       359	    10969	0	0	SOLE	0	  10969	    0	0
Daimlerchrysler A G                  	COM	DCX         274	     5553	0	0	SOLE	0	   5553	    0	0
Wells Fargo & Co New                 	COM	WFC         241	     3600	0	0	SOLE	0	   3600	    0	0
Dell, Inc.                           	COM	DELL        237	     9700	0	0	SOLE	0	   9700	    0	0
Federal-Mogul Corp                   	COM	FDMLQ         4	    12000	0	0	SOLE	0	  12000	    0	0
Online Pwr Supply Inc                	COM	OPWR          0	    10776	0	0	SOLE	0	  10776	    0	0
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